NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS

Sol-Gel Technologies Ltd. (collectively with its U.S. subsidiary, the "Company") is an Israeli Company incorporated in 1997.

The Company is an innovative dermatology company with a successful track record of two NDA approvals and advanced orphan drugs pipeline. The Company has two approved drugs: (i) Twyneo®, which was developed for the treatment of acne vulgaris and received marketing authorization by the U.S. Food and Drug Administration (the "FDA") on July 27, 2021 and (ii) Epsolay®, a treatment for subtype II rosacea that received marketing authorization by the FDA on April 25, 2022.  In June 2021, the Company entered into two exclusive license agreements with Galderma for the commercialization of Twyneo® and Epsolay®, in the United States, see Note 9a. On April 14, 2022, the Company announced that Twyneo® is available for purchase by consumers who obtain a prescription from their physician. On June 2, 2022, the Company announced that Epsolay® is available for purchase by consumers who obtain a prescription from their physician. In addition to the novel products, the Company’s products included the approved generic products Acyclovir, Ivermectin and other generic product candidates.  In November 2021, the Company entered into an agreement with Padagis, to sell its rights in relation to ten generic collaborative agreements between the parties, including the agreements for the two aforementioned approved generic drug products. Under the new agreement, the Company has retained collaboration rights to two generic programs related to four generic drug candidates. In August 15, 2024, the Company entered into a Termination Agreement ("the Agreement") with Padagis, according to which Padagis will pay to the Company $4,250 and future royalties, see Note 8b.

On January 27, 2023 the Company entered into an asset purchase agreement ("APA") with PellePharm, Inc. (hereafter - “PellePharm”), pursuant to which the Company agreed to purchase all of the assets related to the topically-applied patidegib, a hedgehog signaling pathway blocker, for the treatment of Gorlin syndrome (such compound designated as investigational compound SGT-610). On January 30, 2023, upon closing of the transaction, the Company paid an upfront payment (hereafter - "upfront payment") of $4 million to PellePharm. The Company is required to pay an additional amount of $0.7 million, subject to the terms as defined in the APA, 15 months from the closing date, as of the date of the financial statements the amount was not paid. In addition, the Company will be required to pay total development and NDA acceptance milestones of up to $6 million, and up to $64 million in commercial milestones which amount increases to $89 million when sales exceed $500 million as well as single digit royalties which increase to double digit royalties when sales exceed $500 million.

During March 2024 the first development milestone event was completed and the Company recorded an amount of $500 as clinical expenses.

The upfront payment and the additional development milestone payments under the APA represent payments for research and development in-process ("IPR&D") acquired as part of an asset purchase, which has not reached technological feasibility and has no alternative future use. Accordingly, such payments are expensed as incurred and are recognized as research and development expenses.

On May 15, 2024, the Company and Shenzhen Beimei Pharmaceutical Co. Ltd. ("Beimei"), entered into an asset purchase agreement. For further details, see Note 9c.

On April 17, 2025, the Company entered into a product purchase agreement with a subsidiary of Mayne Pharma Group Limited (“Mayne Pharma”) for the sale and exclusive license of the U.S. rights to EPSOLAY and TWYNEO. Under the terms of the agreement, the Company is entitled to receive a total of $16 million in two installments: $10 million in the second quarter of 2025 and $6 million in the fourth quarter of 2025. This agreement was executed following the mutual termination by Sol-Gel and Galderma of the exclusive five-year license agreement in the U.S. for both products.

The Company has a wholly owned U.S. subsidiary - Sol-Gel Technologies Inc. (the "Subsidiary"), which supported the Company with marketing, regulatory affairs, and business development related to its products and technology in the United States. The Subsidiary ceased to operate in 2024.

In October 2023, Israel was attacked by Hamas, a terrorist organization and entered a state of war. Since the commencement of these events, there have been additional active hostilities, including with Hezbollah in Lebanon, the Houthi movement which controls parts of Yemen, and with Iran. During January 2025, a cease fire with Hamas was declared. As of the date of these consolidated financial statements, the war is ongoing and continues to evolve. The Company's headquarters, its R&D operations, and certain manufacturing facilities are located in Israel. Currently, such activities in Israel remain largely unaffected.

As of the issuance date of this report, there was no material impact on the Company's ongoing operations in Israel. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees.

Risk and Uncertainties

Since incorporation through December 31, 2024, the Company has an accumulated deficit of approximately $230,883 and its activities have been funded mainly by its shareholders, collaboration revenues, sale of IP and license agreements, see also Notes 8 and 9. The Company expects to continue to incur significant research and development and other costs related to its ongoing operations.

Management expects that the Company's cash and cash equivalents, deposits and marketable securities (including the amounts to be received from the transaction with Mayne) will allow the Company to fund its operating plan through at least the next 12 months from the financial statement issuance date.